DISCONTINUED OPERATIONS	9 Months Ended
Sep. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

11.	DISCONTINUED OPERATIONS

Net liabilities from discontinued operations on the condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024 include residual liabilities related to the sale of Platinum Tax which was sold in November 2023. The $111,312 loss from discontinued operations presented in the condensed consolidated statement of operations for the nine months ended September 30, 2024 is a part of the execution of a settlement reached in July 2022 with six previous owners of Red Rock, an entity that was discontinued by the Company in May 2019. As a result, the Company recognized the fair value for the issuance of 37,104 shares at $3 per share on the closing market price of February 4 through February 6, 2024, and recorded share loss from discontinued operations of $111,312 in the consolidated statement of operations.

Net liabilities of discontinued operations	September 30, 2025	December 31, 2024
Accounts payable and accrued expenses	$238,285	$238,285
Net liabilities of discontinued operations	$(238,285)	$(238,285)

	Nine Months Ended September 30,
Gain (Loss) from discontinued operations	2025	2024
Loss on settlement	$–	$(111,312)
Loss from discontinued operations	$–	$(111,312)